Consolidated Balance Sheet Parenthetical - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Customers and agents, allowances	$ 44,876	$ 37,654
Other, allowances	$ 830	$ 859
U.S. Cellular shareholders' equity
Authorized shares	190,000	190,000
Issued shares	88,074	88,074
Outstanding shares	84,359	84,080
Par value	$ 88,074	$ 88,074
Treasury shares	3,715	3,994
Common Shares
U.S. Cellular shareholders' equity
Authorized shares	140,000	140,000
Issued shares	55,068	55,068
Outstanding shares	51,353	51,074
Par value per share	$ 1	$ 1
Par value	$ 51,353	$ 51,074
Treasury shares	3,715	3,994
Series A Common Shares
U.S. Cellular shareholders' equity
Authorized shares	50,000	50,000
Issued shares	33,006	33,006
Outstanding shares	33,006	33,006
Par value per share	$ 1	$ 1
Par value	$ 33,006	$ 33,006